Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE	$ 937,002	$ 230,258	$ 1,319,388	$ 521,319	$ 1,009,949	$ 680,732
COST OF REVENUE	788,196	129,545	1,012,028	268,683	546,569	431,363
GROSS PROFIT	148,806	100,713	307,360	252,636	463,380	249,369
OPERATING EXPENSES
Salaries and salary related costs	160,582	48,214	309,013	94,639	284,258	114,615
Professional fees	135,863	55,253	287,288	115,135	201,430	287,775
Rent expense	7,725	30,886	15,511	63,895	101,845	88,863
Depreciation and amortization expense	20,301	12,076	37,019	24,806	47,988	42,840
General and administrative expenses	692,245	26,661	1,527,969	61,419	182,827	160,919
Total Operating Expenses	1,016,716	173,090	2,176,800	359,894	818,348	695,012
OPERATING LOSS	(867,910)	(72,377)	(1,869,440)	(107,258)	(354,968)	(445,643)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	(691,125)		(1,196,132)
Bargain purchase gain						417,148
PPP forgiveness and other income		10,000	10,073	10,000	76,248	55,450
Interest expense, net of interest income	(217,545)	(81,986)	(363,178)	(165,170)	(328,380)	(250,164)
Total other income (expense)	(908,670)	(71,986)	(1,549,237)	(155,170)	(252,132)	222,434
NET LOSS BEFORE PROVISION FOR INCOME TAXES	(1,776,580)	(144,363)	(3,418,677)	(262,428)	(607,100)	(223,209)
Provision for income taxes	33,722	(3)	81,996	806	809
NET LOSS	(1,810,302)	(144,360)	(3,500,673)	(263,234)	(607,909)	(223,209)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(1,110)		(2,563)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	(1,811,412)	(144,360)	(3,503,236)	(263,234)	(607,909)	(223,209)
Other comprehensive loss
Foreign currency translations adjustment	(20,809)	(11,447)	(26,948)	(37,607)	6,477	21,244
Comprehensive income (loss)	$ (1,832,221)	$ (155,807)	$ (3,530,184)	$ (300,841)	$ (601,432)	$ (201,965)
Net loss per share	$ (0.06)	$ (0.01)	$ (0.11)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average common shares outstanding - basic and diluted	31,168,641	27,297,960	30,478,877	27,297,960	27,297,960	27,297,960
Comprehensive loss	$ (1,832,221)	$ (155,807)	$ (3,530,184)	$ (300,841)	$ (601,432)	$ (201,965)